Quarterly Holdings Report
for
Fidelity® Japan Fund
January 31, 2023
JPN-NPRT1-0423
1.813056.118
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.6%
JTOWER, Inc. (a)	84,200	4,032,965
Entertainment - 1.4%
Capcom Co. Ltd.	86,300	2,796,450
Daiichikosho Co. Ltd.	184,500	5,736,711
		8,533,161
Interactive Media & Services - 2.0%
Hypebeast Ltd. (a)	16,722,500	779,725
Kakaku.com, Inc.	389,900	6,500,451
Z Holdings Corp.	1,944,000	5,656,495
		12,936,671
Media - 0.3%
ValueCommerce Co. Ltd.	116,800	1,602,533
Wireless Telecommunication Services - 1.7%
SoftBank Group Corp.	231,700	10,969,160
TOTAL COMMUNICATION SERVICES		38,074,490
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 3.7%
DENSO Corp.	352,600	19,042,409
Koito Manufacturing Co. Ltd.	256,800	4,331,750
		23,374,159
Automobiles - 2.3%
Isuzu Motors Ltd.	503,400	6,365,669
Suzuki Motor Corp.	217,400	8,150,804
		14,516,473
Hotels, Restaurants & Leisure - 0.6%
Curves Holdings Co. Ltd.	576,700	3,686,991
Household Durables - 5.8%
Open House Group Co. Ltd.	172,000	6,506,810
Sony Group Corp.	337,300	30,138,291
		36,645,101
Internet & Direct Marketing Retail - 1.1%
ZOZO, Inc.	271,200	7,030,374
Leisure Products - 0.7%
Roland Corp.	147,700	4,409,992
Multiline Retail - 0.9%
Pan Pacific International Holdings Ltd.	293,200	5,422,188
Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	10,500	6,377,274
Hikari Tsushin, Inc.	17,900	2,555,016
		8,932,290
TOTAL CONSUMER DISCRETIONARY		104,017,568
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 4.4%
Nishimoto Co. Ltd.	137,900	3,684,646
Seven & i Holdings Co. Ltd.	327,100	15,443,345
Sugi Holdings Co. Ltd.	50,700	2,216,002
Tsuruha Holdings, Inc.	49,900	3,674,016
Welcia Holdings Co. Ltd.	142,300	3,180,501
		28,198,510
Personal Products - 1.4%
Kose Corp.	30,000	3,309,989
Shiseido Co. Ltd.	104,200	5,415,902
		8,725,891
TOTAL CONSUMER STAPLES		36,924,401
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Idemitsu Kosan Co. Ltd.	125,500	3,137,596
INPEX Corp.	1,402,500	15,411,578
		18,549,174
FINANCIALS - 12.5%
Banks - 5.0%
Sumitomo Mitsui Financial Group, Inc.	727,800	31,630,982
Capital Markets - 0.5%
SBI Holdings, Inc. Japan	155,200	3,290,133
Diversified Financial Services - 3.4%
ORIX Corp.	1,221,800	21,482,896
Insurance - 3.6%
Lifenet Insurance Co. (a)	454,100	4,643,131
Tokio Marine Holdings, Inc.	844,200	17,681,527
		22,324,658
TOTAL FINANCIALS		78,728,669
HEALTH CARE - 10.3%
Biotechnology - 0.3%
PeptiDream, Inc. (a)	110,100	1,719,034
Health Care Equipment & Supplies - 6.2%
Hoya Corp.	236,500	26,008,364
Olympus Corp.	706,100	13,274,417
		39,282,781
Health Care Providers & Services - 0.0%
Guppy's, Inc. (a)	1,900	34,427
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (b)	637,500	880,632
Pharmaceuticals - 3.7%
Astellas Pharma, Inc.	596,300	8,777,616
Daiichi Sankyo Kabushiki Kaisha	466,300	14,645,054
		23,422,670
TOTAL HEALTH CARE		65,339,544
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(c)(d)	18,055	1,390,235
Building Products - 2.0%
Daikin Industries Ltd.	50,400	8,754,214
Toto Ltd.	97,800	3,800,795
		12,555,009
Industrial Conglomerates - 3.6%
Hitachi Ltd.	433,700	22,744,301
Machinery - 3.5%
Minebea Mitsumi, Inc.	372,100	6,486,709
Misumi Group, Inc.	390,960	9,839,477
Nabtesco Corp.	189,900	5,559,990
		21,886,176
Professional Services - 6.4%
Dip Corp.	81,700	2,424,893
Funai Soken Holdings, Inc.	272,000	5,886,788
Outsourcing, Inc.	424,900	3,301,984
Persol Holdings Co. Ltd.	735,400	16,124,028
SMS Co., Ltd.	241,900	6,363,062
TechnoPro Holdings, Inc.	193,400	6,021,541
		40,122,296
Road & Rail - 0.5%
Seibu Holdings, Inc.	286,100	3,209,360
Trading Companies & Distributors - 1.4%
Itochu Corp.	280,000	9,050,114
TOTAL INDUSTRIALS		110,957,491
INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 2.5%
Dexerials Corp.	290,200	6,203,284
Iriso Electronics Co. Ltd.	106,200	3,563,860
TDK Corp.	160,200	5,723,350
		15,490,494
IT Services - 8.3%
Digital Hearts Holdings Co. Ltd.	306,492	4,542,705
DTS Corp.	156,600	3,840,785
ExaWizards, Inc. (a)	376,400	1,489,168
Fujitsu Ltd.	106,000	15,092,220
GMO Internet, Inc.	270,900	5,331,277
Net One Systems Co. Ltd.	188,900	5,119,185
Nomura Research Institute Ltd.	226,800	5,444,922
NSD Co. Ltd.	300,100	5,391,560
Techmatrix Corp.	289,600	3,964,595
TIS, Inc.	86,000	2,479,840
		52,696,257
Semiconductors & Semiconductor Equipment - 5.0%
Furuya Metal Co. Ltd.	5,200	390,765
Renesas Electronics Corp. (a)	1,582,200	16,274,670
ROHM Co. Ltd.	85,000	6,811,182
Sumco Corp.	529,600	7,846,962
		31,323,579
Software - 0.8%
Appier Group, Inc. (a)	76,600	979,369
Money Forward, Inc. (a)	118,800	4,405,516
		5,384,885
Technology Hardware, Storage & Peripherals - 1.6%
FUJIFILM Holdings Corp.	195,600	10,351,384
TOTAL INFORMATION TECHNOLOGY		115,246,599
MATERIALS - 7.3%
Chemicals - 7.3%
JSR Corp.	382,200	8,599,561
Kansai Paint Co. Ltd.	389,500	5,485,377
Nippon Sanso Holdings Corp.	238,000	3,881,989
Nissan Chemical Corp.	64,500	3,045,023
NOF Corp.	90,400	3,850,788
Shin-Etsu Chemical Co. Ltd.	115,500	17,027,373
Tokyo Ohka Kogyo Co. Ltd.	87,300	4,302,711
		46,192,822
REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Relo Group, Inc.	509,800	8,639,280
UTILITIES - 1.2%
Electric Utilities - 1.2%
Kansai Electric Power Co., Inc.	760,800	7,316,686
TOTAL COMMON STOCKS (Cost $508,728,220)		629,986,724

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e) (Cost $1,012,251)	1,012,049	1,012,251

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $509,740,471)	630,998,975
NET OTHER ASSETS (LIABILITIES) - 0.1%	503,573
NET ASSETS - 100.0%	631,502,548

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $880,632 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,390,235 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,141,639	10,495,221	10,624,609	7,056	-	-	1,012,251	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,829,335	19,634,568	22,463,903	5,868	-	-	-	0.0%
Total	3,970,974	30,129,789	33,088,512	12,924	-	-	1,012,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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